Intangible assets, net (Schedule of estimated future amortization of intangible assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 2,426
2025	2,057
2026	1,909
2027	1,883
2028 and thereafter	2,447
Net carrying amount	$ 10,722	$ 14,770